Income Taxes - Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense	₨ 519,162.2	$ 6,842.6	₨ 439,826.5	₨ 365,844.0
Statutory income tax rate	25.17%	25.17%	25.17%	25.17%
Expected income tax expense	₨ 130,662.7	$ 1,722.2	₨ 110,695.5	₨ 92,075.6
Adjustments to reconcile expected income tax to actual income tax expense
Interest on income tax refund	0.0	0.0	0.0	(4.9)
Stock based compensation	3,493.1	46.0	2,668.7	1,881.6
Income subject to rates other than the statutory income tax rate	(2,347.6)	(30.9)
Income exempt from taxes	0.0	0.0	(62.3)	(744.2)
Effect of change in statutory income tax rate	0.0	0.0	0.0	11,213.2
Others, net	751.0	9.9	518.2	1,058.7
Income tax expense	₨ 132,559.2	$ 1,747.2	₨ 113,820.1	₨ 105,480.0